UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    212-440-0740

Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer          New York, New York            February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:   $387,871.79
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-10735                      ZLP Master Utility Fund, Ltd.

2.        28-10775                      ZLP Master Opportunity Fund, Ltd.

3.        28-10774                      ZLP Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2005
COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5        COL 6    COL 7        COLUMN 8

                               TITLE OF                   VALUE       SHRS OR   SH/ PUT/   INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP     (x$1000)     PRN AMT   PRN CALL   DISCRTN   MNGRS   SOLE SHARED    NONE
--------------                 -----           -----     --------     -------   --- ----   -------   -----   ---- ------    ----
AGL RES INC                    COM            1204106      11,359       326,300  SH         SHARED     1,2         326300
ALLEGHENY ENERGY INC           COM            17361106     23,677       748,100  SH         SHARED      2          748100
ALLIANT ENERGY CORP            COM            18802108     24,260       865,200  SH         SHARED     1,2         865200
AMERICAN COMMERCIAL LINES      COM NEW        25195207        758        25,000  SH         SHARED      2           25000
APARTMENT INVT & MGMT CO       CL A           03748R101       757        20,000  SH         SHARED      2           20000
BASIC ENERGY SVCS INC NEW      COM            06985P100     1,496        75,000  SH         SHARED      2           75000
BRANDYWINE RLTY TR             SH BEN INT NEW 105368203     3,628       130,000  SH         SHARED      2          130000
CMS ENERGY CORP                COM            125896100    10,887       750,300  SH         SHARED     1,2         750300
COPA HOLDINGS SA               CL A           P31076105       273        10,000  SH         SHARED      2           10000
CORPORATE OFFICE PPTYS TR      SH BEN INT     22002T108     4,201       118,200  SH         SHARED      2          118200
CROSSTEX ENERGY INC            COM            22765Y104    10,330       163,807  SH         SHARED      2          163807
DEALERTRACK HLDGS INC          COM            242309102       315        15,000  SH         SHARED      2           15000
DPL INC                        COM            233293109    56,148     2,158,700  SH         SHARED     1,2        2158700
DUKE ENERGY CORP               COM            264399106     5,351       194,940  SH         SHARED     1,2         194940
EDISON INTL                    COM            281020107     2,399        55,000  SH         SHARED      2           55000
ENERGEN CORP                   COM            29265N108     2,633        72,500  SH         SHARED      2           72500
ENTERGY CORP NEW               COM            29364G103    33,597       489,400  SH         SHARED     1,2         489400
EQUITABLE RES INC              COM            294549100     2,557        69,700  SH         SHARED      2           69700
HERCULES OFFSHORE INC          COM            427093109       426        15,000  SH         SHARED      2           15000
HIGHWOOD PPTYS INC             COM            431284108     1,138        40,000  SH         SHARED      2           40000
HRPT PPTYS TR                  SH BEN INT     40426W101     1,811       175,000  SH         SHARED      2          175000
HUNTSMAN CORP                  COM            447011107       599        34,800  SH         SHARED      2           34800
IDACORP INC                    COM            451107106     4,442       151,600  SH         SHARED      2          151600
INTERCONTINENTALEXCHANGE INC   COM            45865V100       364        10,000  SH         SHARED      2           10000
KEYSPAN CORP                   COM            49337W100     5,910       165,600  SH         SHARED     1,2         165600
KOHLS CORP                     COM            500255104       729        15,000  SH         SHARED      2           15000
MACK-CALI REALTY CORP          COM            554489104     2,527        58,500  SH         SHARED      2           58500
MAGUIRE PPTYS INC              COM            559775101     4,922       159,300  SH         SHARED      2          159300
MARKWEST HYDROCARBON INC       COM            570762104     2,976       135,200  SH         SHARED      2          135200
NISOURCE INC                   COM            65473P105     1,865        89,400  SH         SHARED     1,2          89400
NORTHEAST UTIL                 COM            664397106     5,143       261,200  SH         SHARED     1,2         261200
NORTHWESTERN CORP              COM NEW        668074305       311        10,000  SH         SHARED      2           10000
NSTAR                          COM            67019E107    17,541       611,200  SH         SHARED     1,2         611200
P G & E CORP                   COM            69331C108    30,149       812,200  SH         SHARED     1,2         812200
PEPCO HOLDINGS INC             COM            713291102    13,292       594,200  SH         SHARED     1,2         594200
PLUM CREEK TIMBER CO           COM            729251108       361        10,000  SH         SHARED      2           10000
PNM RES INC                    COM            69349H107       980        40,000  SH         SHARED      2           40000
PPL CORP                       COM            69351T106    28,630       973,800  SH         SHARED     1,2         973800
PRENTISS PPTYS TR              SH BEN INT     740706106     2,034        50,000  SH         SHARED      2           50000
QUESTAR CORP                   COM            748356102    17,033       225,000  SH         SHARED      2          225000
RECKSON ASSOCS RLTY CORP       COM            75621K106     1,439        40,000  SH         SHARED      2           40000
REDDY ICE HLDGS INC            COM            75734R105     1,254        57,500  SH         SHARED      2           57500
REPUBLIC PPTY TR               COM            760737106     1,200       100,000  SH         SHARED      2          100000
RUTH'S CHRIS STEAK HSE INC     COM            783332109       543        30,000  SH         SHARED      2           30000
SAIFUN SEMICONDUCTORS LTD      ORD SHS        M8233P102       708        22,500  SH         SHARED      2           22500
SOUTHERN UN CO NEW LTD         COM            844030106     2,278        96,400  SH         SHARED     1,2          96400
SUNPOWER CORP                  CL A           867652109       340        10,000  SH         SHARED      2           10000
SUNTECH PWR HLDGS CO LTD       ADR            86800C104     1,090        40,000  SH         SHARED      2           40000
TERRA INDS INC                 COM            880915103       362        64,700  SH         SHARED      2           64700
UNDER ARMOUR INC               CL A           904311107       383        10,000  SH         SHARED      2           10000
UNISOURCE ENERGY CORP          COM            909205106    15,641       501,300  SH         SHARED     1,2         501300
WILLIAMS COS INC DEL           COM            969457100    15,061       650,000  SH         SHARED      2          650000
WISCONSIN ENERGY CORP          COM            976657106     9,765       250,000  SH         SHARED     1,2         250000
                                                          387,873

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